Pensions and Other Postretirement Benefits ABO in Excess of Plan Assets (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Information for pension plans with accumulated benefit obligation in excess of plan assets
Projected benefit obligations	$ 39.1	$ 39.2
Accumulated benefit obligations	39.2	37.5
Fair value of plan assets	$ 4.7	$ 5.0